Segment Geographical Information and Major Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Geographical Information and Major Customers [Line Items]
Number of operating segments (in Segment) | Segment	1
Number of reportable segments	1
CODM description	The Company’s executive management is the CODM, which uses the net loss, as reported in the Consolidated Statements of Operations and Comprehensive Loss, in evaluating the performance of the Company and determining how to allocate resources of the Company as a whole, including investing in product development.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Executive management
Sales-based software license (in Dollars)	$ 3,094	$ 3,064	$ 2,909
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Segment Geographical Information and Major Customers [Line Items]
Risk percentage	38.00%	36.00%	35.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Segment Geographical Information and Major Customers [Line Items]
Risk percentage	81.00%	62.00%
Sales-based Software License [Member]
Segment Geographical Information and Major Customers [Line Items]
Sales-based software license (in Dollars)	$ 23	$ 46	$ 53